Related Party Disclosures (Details)									12 Months Ended
	Jun. 26, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($)	Apr. 28, 2025 USD ($) $ / shares shares	Feb. 18, 2025 USD ($)	Jan. 25, 2025 shares	Dec. 10, 2024 AUD ($)	Jun. 18, 2024 shares	Jun. 05, 2024	Jun. 30, 2025 USD ($) shares	Jul. 09, 2025 shares	May 16, 2025 shares	Feb. 28, 2025 shares	Feb. 26, 2025 shares	Jan. 28, 2025 shares	Dec. 13, 2024 USD ($)	Dec. 13, 2024 AUD ($)	Jul. 23, 2024 shares	Jul. 01, 2024 shares	Jun. 30, 2024 USD ($) shares	Jun. 07, 2024 shares
Related Party Disclosures [Line Items]
Capital contributions | $									$ 3,910,441
Loan agreement | $						$ 2,000,000
Advance funds															$ 946,020	$ 1.5
Percentage of accrued loan interest per annum						5.00%
Total loan | $				$ 954,051
Accrued interest | $				$ 8,031
Security loan | $
Owing amount | $									$ 5,854,852										$ 4,268,857
Percentage of agreement payment		3.00%
Agreement of Payment | $		$ 250,000
Percentage of net production		2.00%
Percentage of net revenue		1.00%
Additional share | shares			5,000,000
Shares issued price per share | $ / shares	$ 2.5
Deemed value | $			$ 6,850,000
Supplementary financing | $			5,200,000
Interest free loan arrangemen amount | $			4,500,000
Certain costs | $			$ 313,931
Net proceeds | $	$ 5,000,000
Director Mike Ryan [Member]
Related Party Disclosures [Line Items]
Agreement of Payment | $		$ 250,000
Critical Metals Corp [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares	2,000,000		5,000,000							100		5,000,000					8,395,523
Additional share | shares							3
Shares issued price per share | $ / shares			$ 1.37
Directors and Key Management Personnel [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares																			50,765
Shares issued to directors and management | shares									89,243
Steve Parkes [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares														100,000
Michael Ryan [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares														100,000
Director [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares											1,810,000
Bellatrix Corporate Pty Ltd [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares					100,000
Tony Sage [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares													500,000
Key management personnel [Member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares																			955,000
Rimbal Pty Ltd [Member]
Related Party Disclosures [Line Items]
Percentage of issued capital								92.50%
Restricted share units [member]
Related Party Disclosures [Line Items]
No of shares, Opening balance | shares									2,380,008		1,810,000							1,285,000		955,000
Shares revised | shares					2,240,000